RELATED PARTIES´ TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTIES´ TRANSACTIONS

NOTE 16: RELATED PARTIES´ TRANSACTIONS

16.1 Balances with related parties

As of December 31, 2025	Trade receivables	Other receivables	Trade payables
	Current	Current	Current
Associates and joint ventures
TGS	8	4	16
Other related parties
SACDE	-	-	13
	8	4	29

As of December 31, 2024	Trade receivables	Other receivables		Trade payables
	Current	Non-current	Current	Current
Associates and joint ventures
TGS	10	4	8	11
Other related parties
SACDE	-	-	3	2
	10	4	11	13

16.2 Operations with related parties

Operations for the year	Sales of goods and services (1)			Purchases of goods and services (2)			Fees and compensation for services (3)			Other operating expenses (4)
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Associates and joint ventures
CTB	2	2	2	-	-	-	-	-	-	-	-	-
TGS	54	51	42	(98)	(76)	(53)	-	-	-	-	-	-
Transener		-	-	(5)	-		-	-		-	-
Other related parties
Fundación	-	-	-	-	-	-	-	-	-	(2)	(2)	(2)
SACDE	-	-	-	(223)	(103)	(65)	(3)	-	-	-	-	-
Salaverri, Dellatorre, Burgio & Wetzler	-	-	-	-	-	-	-	(1)	(1)	-	-	-
	56	53	44	(326)	(179)	(118)	(3)	(1)	(1)	(2)	(2)	(2)

(1)	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas.
(2)	Correspond to natural gas transportation services and other services imputed to cost of sales for US$ 99 million, US$ 76 million and US$ 53 million and infrastructure works contracted to SACDE and Transener imputed in property, plant and equipment for US$ 227 million, US$ 103 million and US$ 65 million, of which US$ 57 million, US$ 21 million and US$ 15 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2025, 2024 and 2023, respectively.
(3)	Disclosed within administrative expenses.
(4)	Corresponds mainly to donations.
Operations for the year	Financial income (1)			Dividends collection			Dividends distributed
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Associates and joint ventures
CIESA	-	-	-	45	-	-	-	-	-
Citelec	-	-	-	25	-	-	-	-	-
OCP	-	-	-	-	9	-	-	-	-
TGS	1	1	2	-	-	-	-	-	-
Other related parties
EMESA	-	-	-	-	-	-	(1)	-	(1)
	1	1	2	70	9	-	(1)	-	(1)

(1)	Corresponds mainly to financial leases and accrued interest on borrowings granted.

16.3 Key management personnel remuneration

The total remuneration accrued in favor of Directors and Executive Officers during the fiscal years ended December 31, 2025, 2024 and 2023 amounts to US$ 20 million (US$ 6 million for directors’ and syndics’ fees and US$ 14 million for Stock Compensation Plans and Compensation Agreements), US$ 67 million (US$ 6 million for directors’ and syndics’ fees and US$ 61 million for Stock Compensation Plans and Compensation Agreements), and US$ 44 million (US$ 7 million for directors’ and syndics’ fees and US$ 37 million for Stock Compensation Plans and Compensation Agreements), respectively.